UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844)986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2025

Item 1. Reports to Stockholders.

Leatherback Long/Short Alternative Yield ETF Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2025 Leatherback Long/Short Alternative Yield ETF Ticker: LBAY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Leatherback Long/Short Alternative Yield ETF (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.leatherbackam.com/etfs. You can also request this information by writing us at (833) 417-0090 or by writing the Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leatherback Long/Short Alternative Yield ETF	$75	1.59%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of February 28, 2025)

Fund Size (Thousands)	$33,769
Number of Holdings	59
Portfolio Turnover	25%

Sector Breakdown
(% of total investments (excludes securities sold short))

Sector - Securities Sold Short
(% of total securities sold short)

What did the Fund invest in?

(as of February 28, 2025)

Top Ten Holdings	(% of Total Net Assets)
Newmont Corp.	5.0
AGNC Investment Corp.	4.7
Exxon Mobil Corp.	4.6
Comcast Corp. - Class A	4.5
EPR Properties	4.5
Visa, Inc. - Class A	4.4
Bunge Global SA	4.3
Old Republic International Corp.	4.3
Intercontinental Exchange, Inc.	4.2
Union Pacific Corp.	4.1

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.leatherbackam.com/etfs.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements
February 28, 2025 (Unaudited)

Tidal ETF Trust
Leatherback Long/Short Alternative Yield ETF	| LBAY	| NYSE Arca, Inc.

Leatherback Long/Short Alternative Yield ETF

Schedule of Investments	Leatherback Long/Short Alternative Yield ETF

February 28, 2025 (Unaudited)

COMMON STOCKS - 111.1%	Shares	Value
Aerospace & Defense - 3.0%
L3Harris Technologies, Inc.	4,865	$1,002,725

Agriculture - 7.9%
Altria Group, Inc.	21,490	1,200,216
Bunge Global SA	19,721	1,463,101
		2,663,317

Apparel - 3.1%
NIKE, Inc. - Class B	13,258	1,053,083

Banks - 4.8%
Popular, Inc.	8,486	852,249
US Bancorp	16,742	785,200
		1,637,449
Chemicals - 3.0%
Air Products and Chemicals, Inc.	3,211	1,015,158

Commercial Services - 3.2%
S&P Global, Inc.	2,036	1,086,695

Diversified Financial Services - 10.7%
Intercontinental Exchange, Inc.	8,186	1,418,061
SLM Corp. (a)	22,865	690,294
Visa, Inc. - Class A	4,111	1,491,101
		3,599,456
Electric - 2.2%
WEC Energy Group, Inc.	6,944	740,855

Entertainment - 4.0%
Vail Resorts, Inc.	8,548	1,359,047

Food - 4.0%
Lamb Weston Holdings, Inc.	26,290	1,363,662

Healthcare - Products - 4.0%
Zimmer Biomet Holdings, Inc.	12,961	1,352,091

Insurance - 4.3%
Old Republic International Corp.	37,523	1,445,011

Internet - 9.7%
Booking Holdings, Inc.	243	1,218,890
eBay, Inc.	15,625	1,011,563
Uber Technologies, Inc. (b)	13,584	1,032,520
		3,262,973

Machinery - Diversified - 3.8%
Deere & Co.	2,646	1,272,170

The accompanying notes are an integral part of these financial statements.	1

Schedule of Investments	Leatherback Long/Short Alternative Yield ETF

February 28, 2025 (Unaudited)

Media - 4.5%
Comcast Corp. - Class A	42,466	1,523,680

Mining - 8.4%
Newmont Corp.	39,481	1,691,366
Rio Tinto PLC - ADR	19,171	1,160,996
		2,852,362

Miscellaneous Manufacturers - 4.0%
3M Co.	8,730	1,354,198

Oil & Gas - 4.6%
Exxon Mobil Corp.	13,972	1,555,503

Pharmaceuticals - 3.3%
Viatris, Inc.	121,188	1,118,565

Software - 6.7%
Fidelity National Information Services, Inc.	16,216	1,153,282
MSCI, Inc.	1,888	1,114,883
		2,268,165

Telecommunications - 3.9%
AT&T, Inc.	47,507	1,302,167

Transportation - 4.1%
Union Pacific Corp.	5,562	1,372,090

Water - 3.9%
American Water Works Co., Inc.	9,822	1,335,497
TOTAL COMMON STOCKS (Cost $35,953,465)		37,535,919

PREFERRED STOCKS - 9.2%	Shares	Value
AGNC Investment Corp., Series F, 6.13% to 04/15/2025 then 3 mo. LIBOR US + 4.70%, Perpetual (c)	62,757	1,583,987
EPR Properties, Series C, 5.75%, Perpetual	64,131	1,517,339
TOTAL PREFERRED STOCKS (Cost $3,031,344)		3,101,326

REAL ESTATE INVESTMENT TRUSTS - 3.3%	Shares	Value
PotlatchDeltic Corp.	23,842	1,106,984
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,147,854)		1,106,984

SHORT-TERM INVESTMENTS - 2.0%		Value
Investments Purchased with Proceeds from Securities Lending - 2.0%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.46% (d)	667,921	667,921

Money Market Funds - 0.0%(e)	Shares
First American Government Obligations Fund - Class X, 4.27% (d)	428	428
TOTAL SHORT-TERM INVESTMENTS (Cost $668,349)		668,349

TOTAL INVESTMENTS - 125.6% (Cost $40,801,012)		42,412,578
Liabilities in Excess of Other Assets - (25.6)%		(8,643,465)
TOTAL NET ASSETS - 100.0%		$33,769,113

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.	2

Schedule of Investments	Leatherback Long/Short Alternative Yield ETF

February 28, 2025 (Unaudited)

ADR - American Depositary Receipt
LIBOR - London Interbank Offered Rate
PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of February 28, 2025. The total market value of these securities was $655,757 which represented 1.9% of net assets.
(b)	Non-income producing security.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(e)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.	3

Schedule of Securities Sold Short	Leatherback Long/Short Alternative Yield ETF

February 28, 2025 (Unaudited)

COMMON STOCKS - (27.8)%	Shares	Value
Apparel - (1.0)%
On Holding AG - Class A	(7,022)	$(340,427)

Auto Manufacturers - (1.3)%
Tesla, Inc.	(1,475)	(432,146)

Commercial Services - (2.6)%
Affirm Holdings, Inc.	(7,934)	(508,966)
Booz Allen Hamilton Holding Corp.	(3,449)	(365,801)
		(874,767)

Computers - (1.6)%
Apple, Inc.	(2,175)	(526,002)

Diversified Financial Services - (1.4)%
Stifel Financial Corp.	(4,564)	(484,651)

Electric - (1.0)%
Vistra Corp.	(2,544)	(340,031)

Food - (1.6)%
Sprouts Farmers Market, Inc.	(3,548)	(526,523)

Internet - (4.3)%
DoorDash, Inc. - Class A	(2,466)	(489,353)
Netflix, Inc.	(435)	(426,544)
Robinhood Markets, Inc. - Class A	(11,005)	(551,350)
		(1,467,247)

Leisure Time - (0.9)%
Planet Fitness, Inc. - Class A	(3,307)	(306,063)

Private Equity - (1.5)%
Blackstone, Inc.	(3,240)	(522,158)

Retail - (7.0)%
Carvana Co. - Class A	(2,312)	(538,927)
Dick's Sporting Goods, Inc.	(2,170)	(488,467)
Lululemon Athletica, Inc.	(1,291)	(472,002)
Ollie's Bargain Outlet Holdings, Inc.	(4,519)	(467,762)
Williams-Sonoma, Inc.	(1,974)	(384,101)
		(2,351,259)

Software - (2.6)%
AppLovin Corp. - Class A	(1,457)	(474,603)
Duolingo, Inc. - Class A	(1,322)	(412,557)
		(887,160)

Telecommunications - (1.0)%
Credo Technology Group Holding Ltd.	(5,987)	(330,363)
TOTAL COMMON STOCKS (Proceeds $8,732,402)		(9,388,797)

The accompanying notes are an integral part of these financial statements.	4

Schedule of Securities Sold Short	Leatherback Long/Short Alternative Yield ETF

February 28, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - (2.9)%
Digital Realty Trust, Inc.	(3,189)	(498,504)
Equinix, Inc.	(543)	(491,209)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $814,595)		(989,713)

TOTAL SECURITIES SOLD SHORT - (30.7)% (Proceeds $9,546,997)		$(10,378,510)

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.	5

Statement of Assets and Liabilities	Leatherback Long/Short Alternative Yield ETF

February 28, 2025 (Unaudited)

ASSETS:
Investments, at value (Note 2)	$42,412,578
Deposit at broker for securities sold short	2,502,552
Dividends receivable	58,715
Cash	29,672
Dividend tax reclaims receivable	14,145
Interest receivable	1,120
Security lending income receivable (Note 5)	114
Total assets	45,018,896

LIABILITIES:
Securities sold short, at value	10,378,510
Payable upon return of securities loaned	667,921
Loans payable (Note 9)	175,000
Payable to adviser (Note 4)	23,909
Dividends payable	4,443
Total liabilities	11,249,783
NET ASSETS	$33,769,113

NET ASSETS CONSISTS OF:
Paid-in capital	$47,327,791
Total accumulated losses	(13,558,678)
Total net assets	$33,769,113

Net assets	$33,769,113
Shares issued and outstanding(a)	1,350,000
Net asset value per share	$25.01

COST:
Investments, at cost	$40,801,012

PROCEEDS:
Securities sold short proceeds	$9,546,997

LOANED SECURITIES:
at value (included in investments)	$655,757

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	6

Statement of Operations	Leatherback Long/Short Alternative Yield ETF

For the Six-Months Ended February 28, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$738,741
Less: Issuance fees	(130)
Interest income	120,005
Securities lending income	1,274
Total investment income	859,890

EXPENSES:
Investment advisory fee (Note 4)	179,738
Interest expense (Note 9)	80,166
Dividends expenses	41,582
Total expenses	301,486
NET INVESTMENT INCOME	558,404

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	1,323,487
Securities sold short	(4,752,754)
Net realized gain (loss)	(3,429,267)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,608,065)
Securities sold short	750,622
Net change in unrealized appreciation (depreciation)	(857,443)
Net realized and unrealized gain (loss)	(4,286,710)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,728,306)

The accompanying notes are an integral part of these financial statements.	7

Statements of Changes in Net Assets	Leatherback Long/Short Alternative Yield ETF

	Six-Months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024

OPERATIONS:
Net investment income (loss)	$558,404	$1,224,144
Net realized gain (loss)	(3,429,267)	(368,333)
Net change in unrealized appreciation (depreciation)	(857,443)	2,833,059
Net increase (decrease) in net assets from operations	(3,728,306)	3,688,870

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(663,100)	(1,637,733)
Return of capital	—	(42,642)
Total distributions to shareholders	(663,100)	(1,680,375)

CAPITAL TRANSACTIONS:
Subscriptions	—	2,656,133
Redemptions	(4,317,488)	(31,005,995)
Net increase (decrease) in net assets from capital transactions	(4,317,488)	(28,349,862)

NET INCREASE (DECREASE) IN NET ASSETS	(8,708,894)	(26,341,367)

NET ASSETS:
Beginning of the period	42,478,007	68,819,374
End of the period	$33,769,113	$42,478,007

SHARES TRANSACTIONS
Subscriptions	—	100,000
Redemptions	(175,000)	(1,200,000)
Total increase (decrease) in shares outstanding	(175,000)	(1,100,000)

The accompanying notes are an integral part of these financial statements.	8

Financial Highlights	Leatherback Long/Short Alternative Yield ETF

For a share outstanding throughout the periods presented

	Period	Year ended August 31,
	ended				Period
	February 28,				ended
	2025				August 31,
	(Unaudited)	2024	2023	2022	2021(a)
PER SHARE DATA:

Net asset value, beginning of period	$27.85	$26.22	$27.26	$23.92	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.38	0.65	0.59	0.76	0.52
Net realized and unrealized gain (loss) on investments(c)	(2.76)	1.89	(0.75)	3.36	3.94
Total from investment operations	(2.38)	2.54	(0.16)	4.12	4.46

LESS DISTRIBUTIONS FROM:
Net investment income	(0.46)	(0.89)	(0.88)	(0.77)	(0.54)
Net realized gains	—	—	—	(0.01)	—
Return of capital	—	(0.02)	—	—	—
Total distributions	(0.46)	(0.91)	(0.88)	(0.78)	(0.54)
Net asset value, end of period	$25.01	$27.85	$26.22	$27.26	$23.92

TOTAL RETURN(d)	-8.59%	10.01%	-0.70%	17.43%	22.46%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$33,769	$42,478	$68,819	$54,528	$5,979
Ratio of expenses to average net assets(e)	1.59%	1.27%	1.23%	1.28%	1.23%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	0.64%	0.26%	0.20%	0.33%	0.28%
Raio of tax expenses to average net assets(e)	—%	0.06%	0.08%	—%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets(e)	2.95%	2.49%	2.14%	2.77%	2.88%
Portfolio turnover rate(d)(f)	25%	35%	44%	73%	47%

(a)	Inception date of the Fund was November 16, 2020.

(b)	Net investment income per share has been calculated based on average shares outstanding during the year.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	9

Notes to the Financial Statements	Leatherback Long/Short Alternative Yield ETF

February 28, 2025 (Unaudited)

  NOTE 1 – ORGANIZATION

The Leatherback Long/Short Alternative Yield ETF (the “Fund”) is a diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Fund commenced operations as a non-diversified series of the Trust; however, the Fund continuously operated as diversified for three years and as of November 16, 2023 is now classified as diversified. The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group Company, serves as investment adviser to the Fund and Leatherback Asset Management, LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on November 16, 2020.

The investment objective of the Fund is to seek capital appreciation and income.

  NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, both long and short positions are valued at the mean between the most recent quoted bid and ask prices.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Notes to the Financial Statements	Leatherback Long/Short Alternative Yield ETF

February 28, 2025 (Unaudited)

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2025:

Assets:	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$37,535,919	$—	$—	$37,535,919
Preferred Stocks	3,101,326	—	—	3,101,326
Real Estate Investment Trusts	1,106,984	—	—	1,106,984
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	667,921
Money Market Funds	428	—	—	428
Total Investments	$41,744,657	$—	—	$42,412,578

Liabilities:
Investments:
Common Stocks	$(9,388,797)	$—	$—	$(9,388,797)
Real Estate Investment Trusts - Common	(989,713)	—	—	(989,713)
Total Investments	$(10,378,510)	$—	$—	$(10,378,510)

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $667,921 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

B.	Federal Income Taxes. The Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RIC. Therefore, no provision for federal income taxes or excise taxes have been made.

In order to avoid imposition of the excise tax applicable to RIC, the Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of

Notes to the Financial Statements	Leatherback Long/Short Alternative Yield ETF

February 28, 2025 (Unaudited)

the calendar year (unless an election is made to use the Fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Statement of Operations, if applicable.

As of February 28, 2025, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

D.	Options Contracts. The Fund may invest in options contracts that may be used to modify or hedge the Fund’s exposure to a particular investment market related risk, as well as to manage the volatility of the Fund. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Options are non-income producing securities. During the six-months ended February 28, 2025, the Fund did not invest in options contracts.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid monthly. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. Fund shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably

Notes to the Financial Statements	Leatherback Long/Short Alternative Yield ETF

February 28, 2025 (Unaudited)

expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

J.	Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4 a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Fund has implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

K.	Short Sales. The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed security (also known as “covering” the short position) at a time when the security sold short has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its positions in a permissible manner. The Fund will be required to pledge its liquid assets to the broker to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short will be borne by the shareholders of the Fund.

  NOTE 3 – PRINCIPAL INVESTMENT RISKS

Associated Risks of Short Selling. Short sales may involve substantial risk and leverage. Short sales expose the Fund to the risk that it will be required to buy (“cover”) the security sold short when the security has appreciated in value or is unavailable, thus resulting in a loss to the Fund. Short sales also involve the risk that losses may exceed the amount invested and may be unlimited.

Market Capitalization Risk.

•	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

•	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

•	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically

Notes to the Financial Statements	Leatherback Long/Short Alternative Yield ETF

February 28, 2025 (Unaudited)

less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

•	Consumer Staples Sector Risk. The Fund may invest in companies in the consumer staples sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Companies in the consumer staples sector, including those in the food and beverage industries, may be affected by general economic conditions, commodity production and pricing, consumer confidence and spending, consumer preferences, interest rates, product cycles, marketing campaigns, competition, and government regulations.

•	Financial Services Sector Risk. The Fund may invest in companies in the financial services sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt and the availability and cost of capital, among other factors. Insurance companies, in particular, may be significantly affected by changes in interest rates, catastrophic events, price and market competition, the imposition of premium rate caps, or other changes in government regulation or tax law and/or rate regulation, which may have an adverse impact on their profitability. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks in which the Fund primarily invests are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

General Market Risk. Securities markets and individual securities will increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility,” and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.

Options Risk. Options enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premium) for purchasing options. Even a small decline in the value of a reference asset underlying call options or a small increase in the value of a reference asset underlying put options can result in the entire investment in such options being lost. Additionally, the value of the option may be lost if the Sub-Adviser (as defined herein) fails to exercise such option at or prior to its expiration.

Exchange Traded Fund (“ETF”) Risks.

Notes to the Financial Statements	Leatherback Long/Short Alternative Yield ETF

February 28, 2025 (Unaudited)

•	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., TBA transactions, short positions, derivative instruments, and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may have less efficiency and pay out higher annual capital gain distributions to shareholders than if the in- kind redemption process was used. In addition, cash redemption costs could include brokerage costs or taxable gains or losses, which might not have otherwise been incurred if the redemption was fully in-kind.

•	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

•	Trading. Although Shares are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

Fixed Income Risk. The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned indirectly by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter- term securities.

Convertible Securities Risk. Convertible securities rank senior to the issuer’s common stock, but may be subordinate to senior debt obligations. In part, the total return for a convertible security may depend upon the performance of the underlying stock into which it can be converted. Synthetic convertibles may respond differently to market fluctuations than traditional convertible securities. They are also subject to counterparty risk.

Notes to the Financial Statements	Leatherback Long/Short Alternative Yield ETF

February 28, 2025 (Unaudited)

Preferred Securities Risk. Preferred stocks are subject to the risks of equity securities generally and also risks associated with fixed-income securities, such as interest-rate risk. A company’s preferred stock, which may pay fixed or variable rates of return, generally pays dividends only after the company makes required payments to creditors, including vendors, depositors, counterparties, holders of its bonds and other fixed-income securities. As a result, the value of a company’s preferred stock will react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stocks may be less liquid than many other types of securities, such as common stocks, and generally have limited or no voting rights. In addition, preferred stocks are subject to the risks that a company may defer or not pay dividends, and, in certain situations, may call or redeem its preferred stock or convert it to common stock. To the extent that the Fund invests a substantial portion of its assets in convertible preferred stocks, declining common stock values may also cause the value of the Fund’s investments to decline.

Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and give rise to certain additional risks. Depositary receipts listed on U.S. or foreign exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

REIT Risk. A REIT is a company that owns or finances income-producing real estate. Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions; declines in property value and the real estate market; the potential failure to qualify for tax-free pass through of income; and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area, or a small number of property types. As a result, investments in REITs may be volatile. To the extent the Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such area or property types. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

YieldCo Risk. Investments in securities of YieldCos involve risks that differ from investments in traditional operating companies, including risks related to the relationship between the YieldCo and the company responsible for the formation of the YieldCo (the “YieldCo Sponsor”). YieldCos typically remain dependent on the management and administration services provided by or under the direction of the YieldCo Sponsor and on the ability of the YieldCo Sponsor to identify and present the YieldCo with acquisition opportunities, which may often be assets of the YieldCo Sponsor itself. YieldCo Sponsors may have interests that conflict with the interests of the YieldCo, and may retain control of the YieldCo via classes of stock held by the YieldCo Sponsor. YieldCo securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards YieldCos or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of YieldCos, generally measured in terms of distributable cash flow). Any event that limits the YieldCo’s ability to maintain or grow its distributable cash flow would likely have a negative impact on the YieldCo’s share price. YieldCos may finance their growth strategy with debt, which may increase a YieldCo’s leverage and the risks associated with the YieldCo. The ability of a YieldCo to maintain or grow its dividend distributions may depend on the entity’s ability to minimize its tax liabilities through the use of accelerated depreciation schedules, tax loss carryforwards, and tax incentives. Changes to the current tax code could result in greater tax liabilities, which would reduce the YieldCo’s distributable cash flow.

BDC Risk. BDCs generally invest in debt securities that are not rated by a credit rating agency and are considered below- investment-grade in quality (“junk bonds”). Little public information generally exists for the type of companies in which a BDC may invest and, therefore, there is a risk that the Fund may not be able to make a fully informed evaluation of the

Notes to the Financial Statements	Leatherback Long/Short Alternative Yield ETF

February 28, 2025 (Unaudited)

BDC and its portfolio of investments. In addition, investments made by BDCs are typically illiquid and are difficult to value for purposes of determining a BDC’s NAV.

Closed-End Fund Risk. Shares of closed-end funds frequently trade at a price per share that is less than the NAV per share. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease or that when the Fund seeks to sell shares of a closed-end fund it can receive the NAV of those shares.

MLP Risk. The Fund’s exposure to MLPs may subject the Fund to greater volatility than investments in traditional securities. The value of MLPs and MLP-based ETFs and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. To the extent the Fund’s investments in MLPs expose its portfolio to the energy sector, such as the oil and gas industries, the Fund may experience additional risks related to these industries.

MLP Tax Risk. If an MLP in which the Fund invests is taxed as a partnership for federal income tax purposes, the Fund will include in its taxable income its allocable share of the MLP’s income regardless of whether the Fund receives any distribution from the MLP. Thus, the Fund may be required to sell other securities to satisfy the distribution requirements to qualify as an RIC under the Internal Revenue Code of 1986, as amended (the “Code”) and to avoid Fund-level federal income and excise taxes. In addition, if an MLP in which the Fund invests does not qualify as a qualified publicly traded partnership (and is otherwise not taxed as a corporation), income derived by the Fund from the MLP may be treated as non-qualifying income and could jeopardize the Fund’s status as a RIC. Distributions to the Fund from an MLP that is taxed as a partnership for federal income tax purposes will constitute a return of capital to the extent of the Fund’s basis in its interest in the MLP. If the Fund retains an investment until its basis is reduced to zero, distributions in excess of basis will generally constitute capital gain for federal income tax purposes.

Other Investment Companies Risk. The Fund will incur higher and duplicative expenses when it invests in other investment companies, such as ETFs, BDCs and closed-end funds. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds as the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the “ETF Risks” described above.

  NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.95%. Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the six-months ended February 28, 2025 are disclosed in the Statement of Operations.

Notes to the Financial Statements	Leatherback Long/Short Alternative Yield ETF

February 28, 2025 (Unaudited)

The Sub-Adviser serves as investment sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets. The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund, except for Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay the Sub-Adviser the profits, if any, generated by the Fund’s Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on the Fund's average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub- administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

  NOTE 5 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in their portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Fund. The Fund receives compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of February 28, 2025, the market value of the securities on loan and payable on collateral received for securities lending were as follows:

Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
$655,757	$667,921	1.9%

The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC, of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if

Notes to the Financial Statements	Leatherback Long/Short Alternative Yield ETF

February 28, 2025 (Unaudited)

the borrower fails to return the borrowed securities. In addition, the Fund bears the risk of loss associated with the investment of cash collateral received.

During the six-months ended February 28, 2025, the Fund loaned securities that were collateralized by cash. The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as listed in the Fund’s Schedule of Investments. Securities lending income is disclosed in the Fund’s Statement of Operations.

The Fund is not subject to a master netting agreement with respect to the Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

  NOTE 6 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Fund has evaluated its business activities and determined that it operates as a single reportable segment.

The Fund's investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker ("CODM"). The Adviser is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra- entity sales or transfers during the reporting period.

The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, fund operating expenses, and transaction costs, are considered general fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

  NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the six-months ended February 28, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, securities sold short, U.S. government securities, and in-kind transactions were $11,864,570 and $16,582,482, respectively.

For the six-months ended February 28, 2025, there were no purchases or sales of long-term U.S. government securities.

For the six-months ended February 28, 2025, in-kind transactions associated with creations and redemptions for the Fund were $0 and $5,241,690, respectively.

  NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six-months ended February 28, 2025 (estimated) and prior fiscal year ended August 31, 2024, were as follows:

Distributions paid from:	February 28, 2025	August 31, 2024

Ordinary Income	$663,100	$1,637,733

Return of Capital	—	$42,642

As of the prior fiscal year ended August 31, 2024, the components of accumulated losses on a tax basis were as follows:

Notes to the Financial Statements	Leatherback Long/Short Alternative Yield ETF

February 28, 2025 (Unaudited)

Investments, at cost(a)	$40,973,539

Gross tax unrealized appreciation	5,495,491

Gross tax unrealized depreciation	(4,628,849)

Net tax unrealized appreciation (depreciation)	866,642

Undistributed ordinary income (loss)	—

Undistributed long-term capital gain (loss)	—

Total distributable earnings	—

Other accumulated gain (loss)	(10,033,914)

Total accumulated losses	$(9,167,272)

(a)   The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund's next taxable year. As of the most recent fiscal year ended August 31, 2024, the Fund did not have any post-October or late-year losses and had net long-term capital loss carryovers of $(10,033,914), which do not expire.

  NOTE 9 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a Loan Agreement for temporary or extraordinary purposes. Credit facility details for the six-months ended February 28, 2025 were as follows:

Maximum available credit	$2,000,000
Largest amount outstanding on an individual day	313,000
Average daily loan outstanding	244,000
Credit facility outstanding on as of February 28, 2025	175,000
Average interest rate, when in use	7.50%
Interest rate terms	Prime
Interest rate as of February 28, 2025	7.50%
Expiration Date	June 25, 2025

Interest expense incurred for the six-months ended February 28, 2025 is disclosed in the Statement of Operations, if applicable. The credit facility is an uncommitted, senior secured 364-day line of credit used for the benefit of the Fund.

  NOTE 10 – SHARES TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or

Notes to the Financial Statements	Leatherback Long/Short Alternative Yield ETF

February 28, 2025 (Unaudited)

fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

  NOTE 11 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions.

  NOTE 12 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

The Board of Trustees (the “Board” or the “Trustees”) of Tidal ETF Trust (the “Trust”) met at a meeting held on September 18, 2024 to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Leatherback Long/Short Alternative Yield ETF (the “Fund”), a series of the Trust, and Tidal Investments LLC, the Fund’s investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the unitary advisory fee for the Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the renewal of the Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund, including trade execution and recommendations with respect to the hiring, termination, or replacement of sub- advisers to the Fund. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Charles Ragauss, who each serve as a portfolio manager to the Fund, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that employed by the Fund.

The Board also considered other services provided to the Fund, such as monitoring adherence to the Fund’s investment strategy and restrictions, oversight of Leatherback Asset Management, LLC (“Leatherback” or the “Sub-Adviser”), the Fund’s sub-adviser, and other service providers to the Fund, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, the investment purpose and potential benefits and risks of the Fund’s use of derivatives instruments, and monitoring the extent to which the Fund achieves its investment objective as an actively-managed ETF. The Board noted that the Adviser is responsible for trade execution for the Fund and the Sub-Adviser is responsible for portfolio investment decisions for the Fund, subject to the supervision of the Adviser.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Adviser’s compliance program, were satisfactory.

2.	Investment Performance of the Fund and the Adviser. The Board considered the investment performance of the Fund and the Adviser. The Board also considered the Fund’s performance against its benchmark index and select peer groups. The Board also considered that because the portfolio investment decision-making for the Fund is performed by the Sub-Adviser, the Fund’s performance is not the direct result of investment decisions made by the Adviser.

The Board considered the performance of the Fund on an absolute basis, in comparison to its benchmark index (the S&P 500 Total Return Index), and in comparison to a secondary index (the Wilshire Liquid Alternative Equity Hedge Total Return Index). The Board also considered comparative information prepared by the Adviser, in partnership with AltaVista Research, LLC, a third-party ETF research firm, comparing the Fund to a peer group of ETFs within the Fund’s designated Morningstar category (a peer group of U.S. long-short equity funds) (the “LBAY Peer Group”), as well as a peer group of ETFs representing a subset of the LBAY Peer Group based on select criteria (the “LBAY Select Peer Group”). The Board noted that the Fund’s performance trailed the S&P 500 Total Return Index for the year-to-date, one-year, three-year and since inception periods ended June 30, 2024. The Board also noted that the Fund’s performance trailed the Wilshire Liquid Alternative Equity Hedge Total Return Index for the year-to-date and one- year periods ended June 30, 2024, but outperformed the Wilshire Liquid Alternative Equity Hedge Total Return Index for the three-year and since inception periods ended June 30, 2024. The Board also considered that the Fund’s performance trailed the LBAY Peer Group median and average over the one-year period ended August 2, 2024, but outperformed the LBAY Peer Group median and average over the three-year period ended August 2, 2024. The Board also noted that the Fund ranked 15 out of 16 funds in the LBAY Peer Group for the one-year period ended August 2, 2024, and that the Fund ranked fifth out of 14 funds in the LBAY Peer Group for the three-year period ended August 2, 2024.

After considering all of the information the Board concluded that the performance of the Fund was satisfactory under current market conditions and that the Adviser has the necessary expertise and resources in providing investment advisory services in accordance with the Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3.	Cost of Services Provided and Profits Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b-1 Plan. The Board noted that the Adviser continues to be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fees and resources, subject to the Sub-Adviser’s contractual agreement to assume such obligation in exchange for the profits, if any, generated by the Fund’s unitary fee. The Board also considered the overall profitability of the Adviser and examined the level of profits accrued to the Adviser from the fees payable under the Advisory Agreement. The Board considered that the Fund’s advisory fee of 0.95% was above the LBAY Peer Group and LBAY Select Peer Group averages of 0.863% and 0.777%, respectively, and that the Fund’s expense ratio of 1.23% (including dividends and interest on securities sold short and tax expenses of 0.28%) was above the LBAY Peer Group and LBAY Select Peer Group averages of 1.155% and 1.018%, respectively.

The Board concluded that the Fund’s expense ratio and the advisory fee were fair and reasonable in light of the comparative performance, advisory fee and expense information and the investment management services provided to the Fund by the Adviser given the nature of the Fund’s investment strategy. The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates from their relationship with the Fund, and concluded that the fees had not been, and currently were not, excessive, and while the Fund was not yet profitable to the Adviser, the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business.

4.	Extent of Economies of Scale as the Fund Grows. The Board compared the Fund’s expenses relative to its peer groups and discussed realized and potential economies of scale. The Board considered the potential economies of scale that the Fund might realize under the structure of the advisory fee. The Board noted that the advisory fee did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.

5.	Benefits Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Fund. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser provides to the Fund; and (c) the approval of the renewal of the Advisory Agreement for an additional one-year term was in the best interests of the Fund and its shareholders.

At the meeting held on September 18, 2024, the Board also considered the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) for the Fund, entered into between the Adviser and Leatherback. Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Sub-Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and the Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Sub-Advisory Agreement, due diligence materials prepared by the Sub-Adviser (including the due diligence response completed by the Sub-Adviser with respect to a specific request letter from outside legal counsel to the Trust and the Independent Trustees, the Sub-Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Sub-Adviser, biographical information of key management and compliance personnel, and the Sub-Adviser’s compliance manual and code of ethics) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Sub-Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Sub-Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of Leatherback’s overall services provided to the Fund as well as its specific responsibilities in aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of Michael J. Winter, who serves as a portfolio manager for the Fund, as well as the responsibilities of other key personnel of Leatherback involved in the day-to-day activities of the Fund. The Board reviewed the due diligence information provided by Leatherback, including information regarding Leatherback’s compliance program, its compliance personnel (and engagement with a third-party compliance consultant) and compliance record, as well as Leatherback’s cybersecurity program and business continuity plan. The Board noted that Leatherback does not manage any other accounts that utilize a strategy similar to that employed by the Fund.

The Board also considered other services provided to the Fund, such as monitoring adherence to the Fund’s investment strategies and restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, the investment purpose and potential benefits and risks of the Fund’s use of derivatives instruments, and monitoring the extent to which the Fund meets its investment objective as an actively-managed ETF and quarterly reporting to the Board. The Board noted that Leatherback is responsible for the Fund’s investment selection, subject to oversight by the Adviser.

The Board concluded that Leatherback had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Leatherback Sub-Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services provided to the Fund, as well as Leatherback’s compliance program, were satisfactory.

2.	Investment Performance of the Fund and the Sub-Adviser. In considering Fund performance, the Board noted that Leatherback is responsible for selecting investments for the Fund. Accordingly, the Board discussed the performance of the Fund on an absolute basis, in comparison to its benchmark index (the S&P 500 Total Return Index), in comparison to a secondary index (the Wilshire Liquid Alternative Equity Hedge Total Return Index) and in comparison to the LBAY Peer Group. The Board noted that the Fund’s performance trailed the S&P 500 Total Return Index for the year-to-date, one-year, three-year and since inception periods ended June 30, 2024. The Board also noted that the Fund’s performance trailed the Wilshire Liquid Alternative Equity Hedge Total Return Index for the year-to-date and one-year periods ended June 30, 2024, but outperformed the Wilshire Liquid Alternative Equity Hedge Total Return Index for the three-year and since inception periods ended June 30, 2024. The Board also considered that the Fund’s performance trailed the LBAY Peer Group median and average over the one-year period ended August 2, 2024, but outperformed the LBAY Peer Group median and average over the three-year period ended August 2, 2024. The Board also noted that the Fund ranked 15 out of 16 funds in the LBAY Peer Group for the one-year period ended August 2, 2024, and that the Fund ranked fifth out of 14 funds in the LBAY Peer Group for the three-year period ended August 2, 2024.

After considering all of the information, the Board concluded that the performance of the Fund was satisfactory under current market conditions and that Leatherback has the necessary expertise and resources in providing investment advisory services in accordance with the Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that the Fund and its shareholders were likely to benefit from Leatherback’s continued management.

3.	Cost of Services Provided and Profits Realized by the Sub-Adviser. The Board considered the structure of the sub-advisory fees paid by the Adviser to Leatherback under the Leatherback Sub-Advisory Agreement. The Board noted that the Adviser represented to the Board that the sub- advisory fees payable under the Leatherback Sub-Advisory Agreement were reasonable in light of the services performed by Leatherback. Since the sub-advisory fees are paid by the Adviser, the overall advisory fees paid by the Fund are not directly affected by the sub-advisory fees paid to Leatherback. Consequently, the Board did not consider the cost of services provided by Leatherback or profitability from its relationship with the Fund to be material factors for consideration given that Leatherback is not affiliated with the Adviser and, therefore, the sub- advisory fees paid to Leatherback were negotiated on an arm’s-length basis. Based on all of these factors, the Board concluded that the sub-advisory fees paid to Leatherback by the Adviser reflected appropriate allocations of the advisory fees and were reasonable in light of the services provided by Leatherback.

4.	Extent of Economies of Scale as the Fund Grows. Since the sub-advisory fees payable to Leatherback are not paid by the Fund, the Board did not consider whether the sub-advisory fees should reflect any realized or potential economies of scale that might be realized as the Fund’s assets increase.

5.	Benefits Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by Leatherback from its association with the Fund. The Board concluded that the benefits Leatherback may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Leatherback Sub- Advisory Agreement are fair and reasonable; (b) the sub-advisory fees are reasonable in light of the services that Leatherback provides to the Fund; and (c) the approval of the renewal of the Leatherback Sub-Advisory Agreement for an additional one-year term was in the best interests of the Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	May 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	May 5, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	May 5, 2025

* Print the name and title of each signing officer under his or her signature.